Leases (Details) - Schedule of Operating Lease Activities - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Lease Activities [Abstract]
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities, related parties	$ 168,500		$ 170,459
Operating lease expenses
Amortization of right-of-use assets	84,313	84,795	83,606
Interest of lease liabilities – related parties	4,479	1,482	3,443
Total operating lease expenses	$ 88,792	$ 86,277	$ 87,049